26. Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue Tables Abstract
Schedule of revenue
	2018	2017	2016

Net operating revenue	16,981,329	16,233,959	15,617,413

Gross operating revenue	24,232,404	22,611,074	22,745,589

Service revenue	23,065,648	21,433,515	21,367,818
Service revenue – Mobile	21,531,779	20,147,585	20,188,962
Service revenue - Landline	1,533,869	1,285,930	1,178,856

Goods sold	1,166,756	1,177,559	1,377,771

Deductions from gross revenue	(7,251,075)	(6,377,115)	(7,128,176)
Taxes	(5,163,797)	(5,027,406)	(5,694,886)
Discounts given	(2,073,892)	(1,329,600)	(1,394,223)
Returns and other	(13,386)	(20,109)	(39,067)